Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ 1,675,405	$ (1,001,537)	$ 1,330,097
Taxes on Reclassification Adjustment For Gains Included In Net Income	$ 204,763	$ 143,317	$ 187,775